Other Borrowings (Details) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2025	Jan. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other Borrowings [Line Items]
Principal amounts		$ 220,000
Loan bears interest		6.00%
Interest expenses for the other borrowings				$ 5,000
Independent Parties [Member]
Other Borrowings [Line Items]
Principal amounts		$ 200,000
Issuance of ordinary shares (in Shares)	1,272,728
Outstanding principal and interest amounting			$ 424,239,000